UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 8117 Preston Road
         West Tower, Suite 675
         Dallas, TX  75225

13F File Number:  28-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L. Sauer
Title:     Chief Financial Officer
Phone:     972.713.5001

Signature, Place, and Date of Signing:

     L. Sauer     Dallas, Texas     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $79,724 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309      820   149872 SH       SOLE                   149872
ACME PACKET INC                COM              004764106     1129   214600 SH       SOLE                   214600
AMERICAN EXPRESS CO            COM              025816109     1918   103400 SH       SOLE                   103400
ARCH CAP GROUP LTD             ORD              G0450A105     7171   102300 SH       SOLE                   102300
BLOCKBUSTER INC                CL A             093679108       79    62700 SH       SOLE                    62700
BLOCKBUSTER INC                CL B             093679207      156   240500 SH       SOLE                   240500
BLOUNT INTL INC NEW            COM              095180105     1956   206300 SH       SOLE                   206300
CEMEX SAB DE CV                SPON ADR NEW     151290889     1599   174908 SH       SOLE                   174908
CENTURY ALUM CO                COM              156431108      410    41000 SH       SOLE                    41000
CITRIX SYS INC                 COM              177376100     1718    72900 SH       SOLE                    72900
DAIMLER AG                     REG SHS          D1668R123     1569    41000 SH       SOLE                    41000
DREW INDS INC                  COM NEW          26168L205     1138    94800 SH       SOLE                    94800
EAGLE MATERIALS INC            COM              26969P108     1114    60500 SH       SOLE                    60500
EXTERRAN HLDGS INC             COM              30225X103     3140   147432 SH       SOLE                   147432
FIRST AMERN CORP CALIF         COM              318522307     3183   110175 SH       SOLE                   110175
HOLLY CORP                     COM PAR $0.01    435758305     2397   131500 SH       SOLE                   131500
INTUIT                         COM              461202103     6407   269300 SH       SOLE                   269300
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     5385    83600 SH       SOLE                    83600
LOOPNET INC                    COM              543524300     1028   150700 SH       SOLE                   150700
MOODYS CORP                    COM              615369105     2967   147700 SH       SOLE                   147700
PARKER HANNIFIN CORP           COM              701094104     1078    25350 SH       SOLE                    25350
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      595    20000 SH       SOLE                    20000
PROSHARES TR                   PSHS ULTRA O&G   74347R719      578    20000 SH       SOLE                    20000
RAYTHEON CO                    COM NEW          755111507     6656   130400 SH       SOLE                   130400
SOHU COM INC                   COM              83408W103     6301   133100 SH       SOLE                   133100
SOMANETICS CORP                COM NEW          834445405     4853   293915 SH       SOLE                   293915
SONUS NETWORKS INC             COM              835916107     1888  1195200 SH       SOLE                  1195200
SYNOPSYS INC                   COM              871607107     4123   222644 SH       SOLE                   222644
TIME WARNER INC                COM              887317105     3143   312400 SH       SOLE                   312400
VALERO ENERGY CORP NEW         COM              91913Y100      928    42900 SH       SOLE                    42900
WELLPOINT INC                  COM              94973V107     4297   102000 SH       SOLE                   102000